FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2016
Financial Income (Expenses), Net [Abstract]
Schedule of net of financial income (expense)
	Year ended December 31,
	2016	2015	2014
	U.S. dollars in thousands
Financial income (expenses), net
Foreign currency gains (losses), net	(11)	(185)	(3,104)
Bank charges	(649)	(421)	(199)
Gain (Loss) from sales of marketable securities	78	(311)	(1,139)
	(582)	(917)	(4,442)